Intangible Assets and Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of fixed assets

	As at December 31,
	2023			2022
	Cost	Accumulated Depreciation	Depreciated Cost	Depreciated Cost
	New Israeli Shekels
R&D expenses	1,290,061	1,290,061	-	337
Computers	27,169	25,750	1,419	3,058
	1,317,230	1,315,811	1,419	3,395